Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Revenues	$ 111,667,565	$ 114,848,079	$ 118,280,752
Revenues – related party (Note 3)	9,814,000	4,364,992
Total revenues	121,481,565	119,213,071	118,280,752
Expenses
Voyage expenses (Note 15)	12,819,866	11,231,340	16,354,725
Voyage expenses – related party (Note 15)	1,482,764	1,472,410	1,474,495
Vessels’ operating expenses (Note 15)	32,439,404	28,674,675	36,350,153
Vessels’ operating expenses – related party (Note 3)	4,084,149	1,917,302	208,000
Dry-docking costs	3,160,251	2,067,393	3,443,491
Management fees – related party (Note 3)	4,807,010	4,315,720	4,760,865
General and administrative expenses	2,816,397	2,838,759	2,646,418
Depreciation (Note 6)	30,761,673	28,776,688	27,562,120
Net (gain)/loss on sale of vessels (Note 6)		(1,372,409)	5,654,178
Total expenses	92,371,514	79,921,878	98,454,445
Income from operations	29,110,051	39,291,193	19,826,307
Other (expenses)/income
Interest and finance costs	(8,189,475)	(9,408,230)	(8,510,516)
Loss on derivatives (Note 11)	(27,470)	(1,086,258)	(2,931,404)
Interest income	361,820	221,023	83,059
Foreign exchange gain/(loss)	(37,733)	(59,241)	82,345
Other expenses, net	(7,892,858)	(10,332,706)	(11,276,516)
Net income	$ 21,217,193	$ 28,958,487	$ 8,549,791
Earnings per share
– Basic (Note 14) (in Dollars per share)	$ 0.75	$ 1.41	$ 0.41
– Diluted (Note 14) (in Dollars per share)	$ 0.75	$ 1.41	$ 0.41
Weighted average number of shares
– Basic (Note 14) (in Shares)	28,271,746	20,552,568	20,909,154
– Diluted (Note 14) (in Shares)	28,271,746	20,552,568	20,909,154